Derivative Liabilities - Senior Secured Debentures & Debenture Warrants (Q2) (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Schedule of Fair Value Assumptions Used
The fair values of the warrants issued to MDC were estimated using a Black-Scholes-Morton option-pricing, and the following weighted-average assumptions for the years ended June 30, 2019 and 2018:

	Year Ended June 30,
	2019	2018
Risk-free rate of return	3.15%	2.37%
Expected life of award	10 years	10 years
Expected dividend yield	0.00%	0.00%
Expected volatility of stock	94%	98%
Weighted-average grant date fair value	$8.96	$24.48

Warrant [Member]
Schedule of Fair Value Assumptions Used

The Debenture Warrants were modified and the New Warrants were re-priced from $32.00 to $3.00 and $6.00 depending on participation in the Interim Financing. The assumptions used to value the New Warrants were as follows:

Valuation Date:	October 10, 2019(1)	December 31, 2019(2)
Warrant Expiration Date:	October 15, 2024	October 15, 2024
Total Number of Warrants Issued:	133,750	22,667
Contracted Conversion Ratio:	1:1	1:1
Warrant Exercise Price (USD)	$3.00 / $6.00	$3.00 / $6.00
Spot Price (USD):	$1.80	$5.70
Expected Life (Years):	5.0	4.8
Volatility:	125.0%	128.9%
Risk Free Interest Rate:	1.59%	1.68%

(1)	Debenture Warrants were modified upon the announcement of the Merger on October 10, 2019, modification included a re-pricing of the warrants to $3.00 and $6.00, fair value was calculated using a Black Scholes model.
(2)	Unexercised New Warrants were recorded at fair value on December 31, 2019 using a Black Scholes model.

Warrant [Member] | Merger Debenture [Member]
Summary of Fair Value Measurement Inputs and Valuation Techniques

To execute the model and value the face value of the $9.0 million of Merger Debentures, certain assumptions were needed as noted below:

Assumptions	At Issuance October 15, 2019	Quarter Ended December 31, 2019
Debenture Issue Date:	10/15/2019	10/15/2019
Valuation Date:	10/15/2019	12/31/2019
Maturity Date:	10/24/2022	10/24/2022
Spot Price (USD):	5.68	5.70
Maturity Years	3.03	2.82
Volatility:	100.0%	120.0%
Dividend Rate:	0.00%	0.00%
Risk Free Interest Rate:	1.60%	1.61%
Stated Interest Rate:	11%	11%
Market Interest Rate:	19%	22%

Fair Values (in thousands)
Fair Value (convert at $3.00):	$12,333	$12,302
Fair Value (convert at $6:00):	6,382	6,405
Total Debenture Fair Value:	$18,715	$18,707

Gain on Fair Value Adjustments to Debenture	Not Applicable	$8

Warrant [Member] | Merger Series A Warrant [Member]
Summary of Fair Value Measurement Inputs and Valuation Techniques

To execute the model and value the Merger Series A Warrants, certain assumptions were needed as noted below:

Assumptions	At Issuance October 15, 2019	Quarter Ended December 31, 2019
Warrant Issue Date:	10/15/2019	10/15/2019
Valuation Date:	10/15/2019	12/31/2019
Maturity Date:	10/14/2024	10/14/2024
Warrants Shares Valued:	766,669	766,669
Spot Price (USD):	5.68	5.70
Expiration Years	5.00	4.79
Annualized Volatility:	90.00%	103.00%
Dividend Rate:	0.00%	0.00%
Risk Free Interest Rate:	1.59%	1.82%
Strike Price:	$3.00	$3.00

Fair Value:	$3,416	$3,476
Loss on Fair Value Adjustments to Debenture	Not Applicable	$(60)

Warrant [Member] | Merger Series B Warrant [Member]
Summary of Fair Value Measurement Inputs and Valuation Techniques

To execute the model and value the Merger Series B Warrants, certain assumptions were needed as noted below:

Assumptions	At Issuance October 15, 2019	Quarter Ended December 31, 2019
Warrant Issue Date:	10/15/2019	10/15/2019
Valuation Date:	10/15/2019	12/31/2019
Maturity Date:	10/14/2024	10/14/2024
Warrants Shares Valued:	666,669	666,669
Spot Price (USD):	5.68	5.70
Expiration Years	5.00	4.79
Annualized Volatility:	90.00%	103.00%
Dividend Rate:	0.00%	0.00%
Risk Free Interest Rate:	1.59%	1.82%
Strike Price:	$6.00	$6.00

Fair Value:	$2,697	$2,699
Loss on Fair Value Adjustments to Debenture	Not Applicable	$(2)

Warrant [Member]
Summary of Fair Value Measurement Inputs and Valuation Techniques
To execute the model and value the warrants, certain assumptions were needed as noted below:

Valuation Date:	October 24, 2017
Warrant Expiration Date:	October 31, 2022
Total Number of Warrants Issued:	133,750
Contracted Conversion Ratio:	1:1
Warrant Exercise Price (USD)	32.00
Next Capital Raise Date:	October 31, 2018
Threshold exercise price post Capital raise:	20.08
Spot Price (USD):	26.53
Expected Life (Years):	5
Volatility:	66.0%
Volatility (Per-period Equivalent):	19.1%
Risk Free Interest Rate:	2.04%
Risk Free Rate (Per-period Equivalent):	0.17%
Nominal Value (USD Mn):	4.0
No of Shares on conversion (Mn):	0.1